Consolidated Balance Sheets	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Current Assets
Cash	$ 624,583	$ 2,665,852
Restricted cash	7,261,041	6,272,350
Receivables from broker-dealers and clearing organizations	1,108,468	609,939
Receivables from customers, net	623,977	248,063
Receivables from customers-related party, net	1,172	3,709
Prepayments, current	4,143,218	2,421,172
Other assets, current, net	10,524	31,483
Total current assets	13,772,983	12,256,426
Non-current assets
Operating lease right-of-use assets	185,684	280,903
Deferred tax assets, net	23,909	2,660
Property and equipment, net	164,847	20,302
Intangible assets	64,268	63,891
Prepayments, non-current	1,619,424	3,888,607
Other assets, non-current, net	68,290	71,044
Total non-current assets	2,126,422	4,327,407
Total assets	15,899,405	16,583,833
Current liabilities
Payables to customers	8,019,375	6,135,327
Payables to broker-dealers and clearing organizations	229,895	138,513
Amounts due to related parties	260,064
Income tax payable	63,901	15,855
Operating lease liabilities, current	117,818	91,990
Accrued expenses and other liabilities	248,298	83,479
Total current liabilities	9,115,718	7,100,413
Non-current liabilities
Operating lease liabilities, non-current	81,284	197,932
Total non-current liabilities	81,284	197,932
Total liabilities	9,197,002	7,298,345
Commitments and contingencies
Shareholders’ equity
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 15,625,000 shares issued and outstanding as of March 31, 2025 and 2024, respectively	1,563	1,563
Additional paid-in capital	15,718,364	14,033,722
Accumulated deficit	(8,986,615)	(4,668,973)
Accumulated other comprehensive losses	(30,909)	(80,824)
Total shareholders’ equity	6,702,403	9,285,488
Total liabilities and shareholders’ equity	15,899,405	16,583,833
Related Party
Current Assets
Receivables from customers-related party, net	1,172	3,709
Amounts due from related party, net		3,858
Current liabilities
Payables to customers-related parties	176,367	635,249
Amounts due to related parties	$ 260,064